Income taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Before Tax Gain (Loss)
Gain (loss) on change in the fair value of equity investments of FVTOCI	$ 26.1	$ 50.5
Currency translation adjustment	(4.0)	19.6
Other comprehensive income (loss)	22.1	70.1
Tax (Expense) Recovery
Gain (loss) on change in the fair value of equity investments at FVTOCI	(3.5)	(6.7)
Other comprehensive income (loss)	(3.5)	(6.7)
Deferred tax	(3.5)	(1.5)
Tax expense in other comprehensive income	(3.5)	(1.5)
After Tax Gain (Loss)
Gain (loss) on change in the fair value equity investments at FVTOCI	22.6	43.8
Currency translation adjustment	(4.0)	19.6
Other comprehensive income	$ 18.6	$ 63.4